Shareholder Report, Average Annual Return (Details)	12 Months Ended	48 Months Ended	60 Months Ended	81 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000012165 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	21.41%		6.96%		5.46%
C000038295 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	12.96%		15.48%		10.93%
C000209802 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Average Annual Return, Percent	12.95%		15.46%	11.53%
C000231925 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Average Annual Return, Percent	21.57%	(0.82%)
C000231926 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Average Annual Return, Percent	5.39%	6.55%
C000231927 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Average Annual Return, Percent	19.00%	8.59%
Without Sales Load [Member] | C000038295 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	13.00%		15.48%		10.93%
MSCI All Country World Index ex USA Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex USA Net
Average Annual Return, Percent	24.93%	6.69%	11.18%		7.67%
Dow Jones U S Total Stock Market Float Adjusted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	20.90%	10.19%	14.07%	15.78%	14.02%
Dow Jones U S Total Stock Market Float Adjusted C000209802 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.53%
Dow Jones U S Total Stock Market Float Adjusted C000038295 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.53%
Spliced International Explorer Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spliced International Explorer Index
Average Annual Return, Percent	24.50%		8.23%		6.54%
FTSE High Dividend Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE High Dividend Yield Index
Average Annual Return, Percent	13.02%		15.54%	11.60%	10.99%
MSCI ACWI ex USA Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Growth Index
Average Annual Return, Percent	21.77%	3.07%
S And P U S Dividend Growers Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P U.S. Dividend Growers Index
Average Annual Return, Percent	13.56%	8.89%
MSCI ACWI Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Value Index
Average Annual Return, Percent	14.98%	7.72%